Balance Sheet Components - Schedule of Other NonCurrent Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Electronic design automation liabilities	$ 122	$ 40
Other non-current liabilities	60	39
Total other non-current liabilities	$ 182	$ 79